Portfolio of Investments
Columbia Variable Portfolio – Large Cap Index Fund, September 30, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.9%
Issuer	Shares	Value ($)
Communication Services 8.0%
Diversified Telecommunication Services 0.9%
AT&T, Inc.	329,754	5,058,426
Lumen Technologies, Inc.	44,077	320,881
Verizon Communications, Inc.	194,341	7,379,128
Total		12,758,435
Entertainment 1.4%
Activision Blizzard, Inc.	32,943	2,448,983
Electronic Arts, Inc.	12,223	1,414,323
Live Nation Entertainment, Inc.(a)	6,575	499,963
Netflix, Inc.(a)	20,579	4,845,120
Take-Two Interactive Software, Inc.(a)	7,251	790,359
Walt Disney Co. (The)(a)	84,362	7,957,867
Warner Bros Discovery, Inc.(a)	102,226	1,175,599
Total		19,132,214
Interactive Media & Services 4.7%
Alphabet, Inc., Class A(a)	277,464	26,539,432
Alphabet, Inc., Class C(a)	248,117	23,856,449
Match Group, Inc.(a)	13,095	625,286
Meta Platforms, Inc., Class A(a)	105,538	14,319,396
Twitter, Inc.(a)	31,113	1,363,994
Total		66,704,557
Media 0.7%
Charter Communications, Inc., Class A(a)	5,130	1,556,185
Comcast Corp., Class A	203,785	5,977,014
DISH Network Corp., Class A(a)	11,615	160,635
Fox Corp., Class A	14,182	435,104
Fox Corp., Class B	6,512	185,592
Interpublic Group of Companies, Inc. (The)	18,095	463,232
News Corp., Class A	17,843	269,608
News Corp., Class B	5,528	85,242
Omnicom Group, Inc.	9,479	598,030
Paramount Global, Class B	23,367	444,908
Total		10,175,550
Common Stocks (continued)
Issuer	Shares	Value ($)
Wireless Telecommunication Services 0.3%
T-Mobile US, Inc.(a)	27,855	3,737,305
Total Communication Services		112,508,061
Consumer Discretionary 11.6%
Auto Components 0.1%
Aptiv PLC(a)	12,537	980,519
BorgWarner, Inc.	10,959	344,112
Total		1,324,631
Automobiles 2.6%
Ford Motor Co.	182,757	2,046,879
General Motors Co.	67,471	2,165,144
Tesla, Inc.(a)	123,251	32,692,328
Total		36,904,351
Distributors 0.2%
Genuine Parts Co.	6,545	977,299
LKQ Corp.	12,062	568,723
Pool Corp.	1,832	582,961
Total		2,128,983
Hotels, Restaurants & Leisure 1.9%
Booking Holdings, Inc.(a)	1,837	3,018,577
Caesars Entertainment, Inc.(a)	9,922	320,084
Carnival Corp.(a)	45,677	321,109
Chipotle Mexican Grill, Inc.(a)	1,285	1,931,047
Darden Restaurants, Inc.	5,672	716,487
Domino’s Pizza, Inc.	1,661	515,242
Expedia Group, Inc.(a)	7,035	659,109
Hilton Worldwide Holdings, Inc.	12,693	1,531,030
Las Vegas Sands Corp.(a)	15,205	570,492
Marriott International, Inc., Class A	12,766	1,789,027
McDonald’s Corp.	34,045	7,855,543
MGM Resorts International	15,098	448,712
Norwegian Cruise Line Holdings Ltd.(a)	19,500	221,520
Royal Caribbean Cruises Ltd.(a)	10,150	384,685
Starbucks Corp.	53,096	4,473,869
Columbia Variable Portfolio – Large Cap Index Fund | Third Quarter Report 2022	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Large Cap Index Fund, September 30, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Wynn Resorts Ltd.(a)	4,789	301,851
Yum! Brands, Inc.	13,167	1,400,179
Total		26,458,563
Household Durables 0.3%
D.R. Horton, Inc.	14,632	985,465
Garmin Ltd.	7,139	573,333
Lennar Corp., Class A	11,799	879,615
Mohawk Industries, Inc.(a)	2,440	222,504
Newell Brands, Inc.	17,417	241,922
NVR, Inc.(a)	143	570,152
PulteGroup, Inc.	10,713	401,738
Whirlpool Corp.	2,522	339,991
Total		4,214,720
Internet & Direct Marketing Retail 3.4%
Amazon.com, Inc.(a)	410,141	46,345,933
eBay, Inc.	25,422	935,784
Etsy, Inc.(a)	5,859	586,662
Total		47,868,379
Leisure Products 0.0%
Hasbro, Inc.	6,007	404,992
Multiline Retail 0.5%
Dollar General Corp.	10,504	2,519,489
Dollar Tree, Inc.(a)	9,768	1,329,425
Target Corp.	21,457	3,184,004
Total		7,032,918
Specialty Retail 2.2%
Advance Auto Parts, Inc.	2,806	438,690
AutoZone, Inc.(a)	902	1,932,021
Bath & Body Works, Inc.	10,565	344,419
Best Buy Co., Inc.	9,273	587,352
CarMax, Inc.(a)	7,365	486,237
Home Depot, Inc. (The)	47,559	13,123,430
Lowe’s Companies, Inc.	29,576	5,554,669
O’Reilly Automotive, Inc.(a)	2,950	2,074,882
Ross Stores, Inc.	16,193	1,364,584
TJX Companies, Inc. (The)	54,217	3,367,960
Common Stocks (continued)
Issuer	Shares	Value ($)
Tractor Supply Co.	5,136	954,680
Ulta Beauty, Inc.(a)	2,398	962,054
Total		31,190,978
Textiles, Apparel & Luxury Goods 0.4%
NIKE, Inc., Class B	58,475	4,860,442
Ralph Lauren Corp.	1,985	168,586
Tapestry, Inc.	11,652	331,266
VF Corp.	15,281	457,055
Total		5,817,349
Total Consumer Discretionary		163,345,864
Consumer Staples 6.8%
Beverages 1.8%
Brown-Forman Corp., Class B	8,461	563,249
Coca-Cola Co. (The)	180,109	10,089,706
Constellation Brands, Inc., Class A	7,373	1,693,431
Keurig Dr. Pepper, Inc.	39,317	1,408,335
Molson Coors Beverage Co., Class B	8,709	417,945
Monster Beverage Corp.(a)	17,798	1,547,714
PepsiCo, Inc.	63,863	10,426,273
Total		26,146,653
Food & Staples Retailing 1.6%
Costco Wholesale Corp.	20,498	9,680,590
Kroger Co. (The)	30,132	1,318,275
Sysco Corp.	23,576	1,667,059
Walgreens Boots Alliance, Inc.	33,194	1,042,292
Walmart, Inc.	65,960	8,555,012
Total		22,263,228
Food Products 1.1%
Archer-Daniels-Midland Co.	25,940	2,086,873
Campbell Soup Co.	9,319	439,111
ConAgra Foods, Inc.	22,216	724,908
General Mills, Inc.	27,566	2,111,831
Hershey Co. (The)	6,796	1,498,314
Hormel Foods Corp.	13,392	608,532
JM Smucker Co. (The)	4,931	677,569
Kellogg Co.	11,804	822,267
Kraft Heinz Co. (The)	36,860	1,229,281
Lamb Weston Holdings, Inc.	6,651	514,654

2	Columbia Variable Portfolio – Large Cap Index Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Large Cap Index Fund, September 30, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
McCormick & Co., Inc.	11,591	826,091
Mondelez International, Inc., Class A	63,423	3,477,483
Tyson Foods, Inc., Class A	13,402	883,594
Total		15,900,508
Household Products 1.4%
Church & Dwight Co., Inc.	11,241	803,057
Clorox Co. (The)	5,699	731,695
Colgate-Palmolive Co.	38,599	2,711,580
Kimberly-Clark Corp.	15,623	1,758,212
Procter & Gamble Co. (The)	110,576	13,960,220
Total		19,964,764
Personal Products 0.2%
Estee Lauder Companies, Inc. (The), Class A	10,727	2,315,959
Tobacco 0.7%
Altria Group, Inc.	83,333	3,364,987
Philip Morris International, Inc.	71,733	5,954,556
Total		9,319,543
Total Consumer Staples		95,910,655
Energy 4.5%
Energy Equipment & Services 0.3%
Baker Hughes Co.	46,819	981,326
Halliburton Co.	41,969	1,033,277
Schlumberger NV	65,450	2,349,655
Total		4,364,258
Oil, Gas & Consumable Fuels 4.2%
APA Corp.	15,110	516,611
Chevron Corp.	83,333	11,972,452
ConocoPhillips Co.	58,909	6,028,747
Coterra Energy, Inc.	36,816	961,634
Devon Energy Corp.	30,301	1,821,999
Diamondback Energy, Inc.	8,225	990,784
EOG Resources, Inc.	27,119	3,030,006
EQT Corp.	17,108	697,151
Exxon Mobil Corp.	192,856	16,838,257
Hess Corp.	12,895	1,405,426
Kinder Morgan, Inc.	91,746	1,526,654
Marathon Oil Corp.	31,355	707,996
Marathon Petroleum Corp.	23,074	2,291,940
Common Stocks (continued)
Issuer	Shares	Value ($)
Occidental Petroleum Corp.	34,484	2,119,042
ONEOK, Inc.	20,678	1,059,541
Phillips 66	22,261	1,796,908
Pioneer Natural Resources Co.	11,044	2,391,357
Valero Energy Corp.	18,231	1,947,982
Williams Companies, Inc. (The)	56,387	1,614,360
Total		59,718,847
Total Energy		64,083,105
Financials 10.9%
Banks 3.7%
Bank of America Corp.	323,491	9,769,428
Citigroup, Inc.	89,621	3,734,507
Citizens Financial Group, Inc.	22,936	788,081
Comerica, Inc.	6,054	430,439
Fifth Third Bancorp	31,753	1,014,826
First Republic Bank	8,455	1,103,800
Huntington Bancshares, Inc.	66,737	879,594
JPMorgan Chase & Co.	135,704	14,181,068
KeyCorp	43,159	691,407
M&T Bank Corp.	8,126	1,432,776
PNC Financial Services Group, Inc. (The)	18,978	2,835,693
Regions Financial Corp.	43,239	867,807
Signature Bank	2,912	439,712
SVB Financial Group(a)	2,734	918,023
Truist Financial Corp.	61,379	2,672,442
U.S. Bancorp	62,566	2,522,661
Wells Fargo & Co.	175,523	7,059,535
Zions Bancorp	6,963	354,138
Total		51,695,937
Capital Markets 2.9%
Ameriprise Financial, Inc.(b)	5,005	1,261,010
Bank of New York Mellon Corp. (The)	34,029	1,310,797
BlackRock, Inc.	6,977	3,839,304
Cboe Global Markets, Inc.	4,908	576,052
Charles Schwab Corp. (The)	70,659	5,078,262
CME Group, Inc.	16,633	2,946,203
Factset Research Systems, Inc.	1,758	703,393
Franklin Resources, Inc.	13,145	282,880
Goldman Sachs Group, Inc. (The)	15,796	4,629,018

Columbia Variable Portfolio – Large Cap Index Fund | Third Quarter Report 2022	3

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Large Cap Index Fund, September 30, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Intercontinental Exchange, Inc.	25,843	2,334,915
Invesco Ltd.	21,050	288,385
MarketAxess Holdings, Inc.	1,742	387,578
Moody’s Corp.	7,303	1,775,432
Morgan Stanley	61,968	4,896,092
MSCI, Inc.	3,725	1,571,168
Nasdaq, Inc.	15,685	889,026
Northern Trust Corp.	9,643	825,055
Raymond James Financial, Inc.	8,989	888,293
S&P Global, Inc.	15,766	4,814,148
State Street Corp.	17,011	1,034,439
T. Rowe Price Group, Inc.	10,444	1,096,724
Total		41,428,174
Consumer Finance 0.5%
American Express Co.	27,756	3,744,562
Capital One Financial Corp.	17,761	1,637,031
Discover Financial Services	12,641	1,149,320
Synchrony Financial	22,293	628,440
Total		7,159,353
Diversified Financial Services 1.6%
Berkshire Hathaway, Inc., Class B(a)	83,518	22,300,976
Insurance 2.2%
Aflac, Inc.	26,610	1,495,482
Allstate Corp. (The)	12,508	1,557,621
American International Group, Inc.	35,188	1,670,726
Aon PLC, Class A	9,761	2,614,679
Arthur J Gallagher & Co.	9,733	1,666,484
Assurant, Inc.	2,462	357,655
Brown & Brown, Inc.	10,849	656,148
Chubb Ltd.	19,326	3,515,013
Cincinnati Financial Corp.	7,367	659,862
Everest Re Group Ltd.	1,824	478,691
Globe Life, Inc.	4,193	418,042
Hartford Financial Services Group, Inc. (The)	14,953	926,189
Lincoln National Corp.	7,168	314,747
Loews Corp.	9,254	461,219
Marsh & McLennan Companies, Inc.	23,092	3,447,405
MetLife, Inc.	31,004	1,884,423
Common Stocks (continued)
Issuer	Shares	Value ($)
Principal Financial Group, Inc.	10,726	773,881
Progressive Corp. (The)	27,067	3,145,456
Prudential Financial, Inc.	17,214	1,476,617
Travelers Companies, Inc. (The)	10,982	1,682,442
Willis Towers Watson PLC	5,089	1,022,584
WR Berkley Corp.	9,452	610,410
Total		30,835,776
Total Financials		153,420,216
Health Care 14.9%
Biotechnology 2.2%
AbbVie, Inc.	81,818	10,980,794
Amgen, Inc.	24,754	5,579,552
Biogen, Inc.(a)	6,715	1,792,905
Gilead Sciences, Inc.	57,999	3,577,958
Incyte Corp.(a)	8,543	569,305
Moderna, Inc.(a)	15,568	1,840,916
Regeneron Pharmaceuticals, Inc.(a)	4,960	3,416,795
Vertex Pharmaceuticals, Inc.(a)	11,868	3,436,261
Total		31,194,486
Health Care Equipment & Supplies 2.6%
Abbott Laboratories	81,037	7,841,140
ABIOMED, Inc.(a)	2,104	516,869
Align Technology, Inc.(a)	3,361	696,097
Baxter International, Inc.	23,304	1,255,153
Becton Dickinson and Co.	13,197	2,940,688
Boston Scientific Corp.(a)	66,248	2,565,785
Cooper Companies, Inc. (The)	2,283	602,484
Dentsply Sirona, Inc.	9,970	282,649
DexCom, Inc.(a)	18,167	1,463,170
Edwards Lifesciences Corp.(a)	28,688	2,370,489
Hologic, Inc.(a)	11,553	745,400
IDEXX Laboratories, Inc.(a)	3,853	1,255,307
Intuitive Surgical, Inc.(a)	16,525	3,097,446
Medtronic PLC	61,486	4,964,994
ResMed, Inc.	6,776	1,479,201
STERIS PLC	4,628	769,544
Stryker Corp.	15,581	3,155,776

4	Columbia Variable Portfolio – Large Cap Index Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Large Cap Index Fund, September 30, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Teleflex, Inc.	2,171	437,370
Zimmer Biomet Holdings, Inc.	9,709	1,015,076
Total		37,454,638
Health Care Providers & Services 3.6%
AmerisourceBergen Corp.	7,193	973,429
Cardinal Health, Inc.	12,606	840,568
Centene Corp.(a)	26,450	2,058,075
Cigna Corp.	14,119	3,917,599
CVS Health Corp.	60,751	5,793,823
DaVita, Inc.(a)	2,577	213,298
Elevance Health, Inc.	11,106	5,044,790
HCA Healthcare, Inc.	9,962	1,830,916
Henry Schein, Inc.(a)	6,299	414,285
Humana, Inc.	5,856	2,841,273
Laboratory Corp. of America Holdings	4,183	856,720
McKesson Corp.	6,651	2,260,475
Molina Healthcare, Inc.(a)	2,689	886,940
Quest Diagnostics, Inc.	5,396	662,035
UnitedHealth Group, Inc.	43,285	21,860,656
Universal Health Services, Inc., Class B	3,041	268,155
Total		50,723,037
Life Sciences Tools & Services 1.9%
Agilent Technologies, Inc.	13,823	1,680,186
Bio-Rad Laboratories, Inc., Class A(a)	992	413,803
Bio-Techne Corp.	1,816	515,744
Charles River Laboratories International, Inc.(a)	2,354	463,267
Danaher Corp.	30,296	7,825,154
Illumina, Inc.(a)	7,270	1,387,043
IQVIA Holdings, Inc.(a)	8,631	1,563,419
Mettler-Toledo International, Inc.(a)	1,042	1,129,653
PerkinElmer, Inc.	5,841	702,847
Thermo Fisher Scientific, Inc.	18,130	9,195,355
Waters Corp.(a)	2,771	746,868
West Pharmaceutical Services, Inc.	3,427	843,316
Total		26,466,655
Common Stocks (continued)
Issuer	Shares	Value ($)
Pharmaceuticals 4.6%
Bristol-Myers Squibb Co.	98,808	7,024,261
Catalent, Inc.(a)	8,293	600,082
Eli Lilly & Co.	36,494	11,800,335
Johnson & Johnson	121,665	19,875,194
Merck & Co., Inc.	117,227	10,095,589
Organon & Co.	11,769	275,395
Pfizer, Inc.	259,710	11,364,910
Viatris, Inc.	56,112	478,074
Zoetis, Inc.	21,663	3,212,406
Total		64,726,246
Total Health Care		210,565,062
Industrials 7.8%
Aerospace & Defense 1.6%
Boeing Co. (The)(a)	25,830	3,127,496
General Dynamics Corp.	10,406	2,207,841
Howmet Aerospace, Inc.	17,108	529,150
Huntington Ingalls Industries, Inc.	1,849	409,554
L3Harris Technologies, Inc.	8,855	1,840,335
Lockheed Martin Corp.	10,920	4,218,287
Northrop Grumman Corp.	6,730	3,165,254
Raytheon Technologies Corp.	68,325	5,593,084
Textron, Inc.	9,789	570,307
TransDigm Group, Inc.	2,384	1,251,171
Total		22,912,479
Air Freight & Logistics 0.6%
CH Robinson Worldwide, Inc.	5,733	552,145
Expeditors International of Washington, Inc.	7,570	668,507
FedEx Corp.	11,062	1,642,375
United Parcel Service, Inc., Class B	33,866	5,470,714
Total		8,333,741
Airlines 0.2%
Alaska Air Group, Inc.(a)	5,866	229,654
American Airlines Group, Inc.(a)	30,071	362,055
Delta Air Lines, Inc.(a)	29,671	832,568
Southwest Airlines Co.(a)	27,457	846,774
United Airlines Holdings, Inc.(a)	15,120	491,853
Total		2,762,904

Columbia Variable Portfolio – Large Cap Index Fund | Third Quarter Report 2022	5

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Large Cap Index Fund, September 30, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Building Products 0.4%
Allegion PLC	4,065	364,549
AO Smith Corp.	5,945	288,808
Carrier Global Corp.	38,944	1,384,849
Fortune Brands Home & Security, Inc.	5,984	321,281
Johnson Controls International PLC	31,875	1,568,887
Masco Corp.	10,436	487,257
Trane Technologies PLC	10,723	1,552,798
Total		5,968,429
Commercial Services & Supplies 0.5%
Cintas Corp.	3,980	1,544,996
Copart, Inc.(a)	9,898	1,053,147
Republic Services, Inc.	9,503	1,292,788
Rollins, Inc.	10,710	371,423
Waste Management, Inc.	17,406	2,788,616
Total		7,050,970
Construction & Engineering 0.1%
Jacobs Solutions, Inc.	5,905	640,633
Quanta Services, Inc.	6,618	843,067
Total		1,483,700
Electrical Equipment 0.5%
AMETEK, Inc.	10,624	1,204,868
Eaton Corp. PLC	18,431	2,457,958
Emerson Electric Co.	27,362	2,003,446
Generac Holdings, Inc.(a)	2,954	526,225
Rockwell Automation, Inc.	5,342	1,149,118
Total		7,341,615
Industrial Conglomerates 0.8%
3M Co.	25,618	2,830,789
General Electric Co.	50,743	3,141,499
Honeywell International, Inc.	31,175	5,205,290
Total		11,177,578
Machinery 1.6%
Caterpillar, Inc.	24,429	4,008,310
Cummins, Inc.	6,524	1,327,699
Deere & Co.	12,870	4,297,164
Dover Corp.	6,643	774,441
Fortive Corp.	16,460	959,618
Common Stocks (continued)
Issuer	Shares	Value ($)
IDEX Corp.	3,493	698,076
Illinois Tool Works, Inc.	13,038	2,355,315
Ingersoll Rand, Inc.	18,657	807,102
Nordson Corp.	2,502	531,100
Otis Worldwide Corp.	19,446	1,240,655
PACCAR, Inc.	16,091	1,346,656
Parker-Hannifin Corp.	5,940	1,439,321
Pentair PLC	7,610	309,194
Snap-On, Inc.	2,465	496,328
Stanley Black & Decker, Inc.	6,840	514,436
Westinghouse Air Brake Technologies Corp.	8,416	684,642
Xylem, Inc.	8,338	728,408
Total		22,518,465
Professional Services 0.4%
CoStar Group, Inc.(a)	18,322	1,276,127
Equifax, Inc.	5,664	970,980
Leidos Holdings, Inc.	6,318	552,636
Nielsen Holdings PLC	16,645	461,399
Robert Half International, Inc.	5,070	387,855
Verisk Analytics, Inc.	7,263	1,238,559
Total		4,887,556
Road & Rail 0.9%
CSX Corp.	99,085	2,639,624
JB Hunt Transport Services, Inc.	3,843	601,122
Norfolk Southern Corp.	10,869	2,278,686
Old Dominion Freight Line, Inc.	4,241	1,055,034
Union Pacific Corp.	28,898	5,629,908
Total		12,204,374
Trading Companies & Distributors 0.2%
Fastenal Co.	26,593	1,224,342
United Rentals, Inc.(a)	3,239	874,918
W.W. Grainger, Inc.	2,095	1,024,853
Total		3,124,113
Total Industrials		109,765,924

6	Columbia Variable Portfolio – Large Cap Index Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Large Cap Index Fund, September 30, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Information Technology 26.0%
Communications Equipment 0.8%
Arista Networks, Inc.(a)	11,405	1,287,510
Cisco Systems, Inc.	191,622	7,664,880
F5, Inc.(a)	2,756	398,876
Juniper Networks, Inc.	14,929	389,946
Motorola Solutions, Inc.	7,723	1,729,720
Total		11,470,932
Electronic Equipment, Instruments & Components 0.6%
Amphenol Corp., Class A	27,526	1,843,141
CDW Corp.	6,258	976,749
Corning, Inc.	35,205	1,021,649
Keysight Technologies, Inc.(a)	8,327	1,310,337
TE Connectivity Ltd.	14,800	1,633,328
Teledyne Technologies, Inc.(a)	2,169	731,972
Trimble Navigation Ltd.(a)	11,460	621,934
Zebra Technologies Corp., Class A(a)	2,397	628,038
Total		8,767,148
IT Services 4.3%
Accenture PLC, Class A	29,271	7,531,428
Akamai Technologies, Inc.(a)	7,356	590,834
Automatic Data Processing, Inc.	19,228	4,349,181
Broadridge Financial Solutions, Inc.	5,425	782,936
Cognizant Technology Solutions Corp., Class A	23,960	1,376,263
DXC Technology Co.(a)	10,638	260,418
EPAM Systems, Inc.(a)	2,655	961,615
Fidelity National Information Services, Inc.	28,134	2,126,086
Fiserv, Inc.(a)	29,597	2,769,391
FleetCor Technologies, Inc.(a)	3,471	611,486
Gartner, Inc.(a)	3,660	1,012,686
Global Payments, Inc.	12,826	1,385,849
International Business Machines Corp.	41,794	4,965,545
Jack Henry & Associates, Inc.	3,372	614,615
MasterCard, Inc., Class A	39,483	11,226,596
Paychex, Inc.	14,823	1,663,289
PayPal Holdings, Inc.(a)	53,516	4,606,122
Common Stocks (continued)
Issuer	Shares	Value ($)
VeriSign, Inc.(a)	4,319	750,210
Visa, Inc., Class A	75,660	13,440,999
Total		61,025,549
Semiconductors & Semiconductor Equipment 4.8%
Advanced Micro Devices, Inc.(a)	74,702	4,733,119
Analog Devices, Inc.	24,054	3,351,684
Applied Materials, Inc.	40,257	3,298,256
Broadcom, Inc.	18,687	8,297,215
Enphase Energy, Inc.(a)	6,268	1,739,182
Intel Corp.	190,004	4,896,403
KLA Corp.	6,562	1,985,858
Lam Research Corp.	6,338	2,319,708
Microchip Technology, Inc.	25,566	1,560,293
Micron Technology, Inc.	51,048	2,557,505
Monolithic Power Systems, Inc.	2,057	747,514
NVIDIA Corp.	115,873	14,065,823
NXP Semiconductors NV	12,152	1,792,541
ON Semiconductor Corp.(a)	20,048	1,249,592
Qorvo, Inc.(a)	4,776	379,262
QUALCOMM, Inc.	51,967	5,871,232
Skyworks Solutions, Inc.	7,425	633,130
SolarEdge Technologies, Inc.(a)	2,574	595,778
Teradyne, Inc.	7,255	545,213
Texas Instruments, Inc.	42,282	6,544,408
Total		67,163,716
Software 8.4%
Adobe, Inc.(a)	21,657	5,960,006
ANSYS, Inc.(a)	4,029	893,229
Autodesk, Inc.(a)	10,054	1,878,087
Cadence Design Systems, Inc.(a)	12,673	2,071,148
Ceridian HCM Holding, Inc.(a)	7,083	395,798
Fortinet, Inc.(a)	30,286	1,487,951
Intuit, Inc.	13,053	5,055,688
Microsoft Corp.	345,112	80,376,585
NortonLifeLock, Inc.	27,398	551,796
Oracle Corp.	70,292	4,292,733
Paycom Software, Inc.(a)	2,249	742,148
PTC, Inc.(a)	4,892	511,703
Roper Technologies, Inc.	4,906	1,764,394

Columbia Variable Portfolio – Large Cap Index Fund | Third Quarter Report 2022	7

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Large Cap Index Fund, September 30, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Salesforce, Inc.(a)	46,043	6,622,825
ServiceNow, Inc.(a)	9,347	3,529,521
Synopsys, Inc.(a)	7,079	2,162,705
Tyler Technologies, Inc.(a)	1,924	668,590
Total		118,964,907
Technology Hardware, Storage & Peripherals 7.1%
Apple, Inc.(c)	699,050	96,608,710
Hewlett Packard Enterprise Co.	60,126	720,309
HP, Inc.	42,112	1,049,431
NetApp, Inc.	10,168	628,891
Seagate Technology Holdings PLC	9,037	481,040
Western Digital Corp.(a)	14,492	471,715
Total		99,960,096
Total Information Technology		367,352,348
Materials 2.5%
Chemicals 1.8%
Air Products & Chemicals, Inc.	10,264	2,388,741
Albemarle Corp.	5,420	1,433,265
Celanese Corp., Class A	4,613	416,738
CF Industries Holdings, Inc.	9,221	887,521
Corteva, Inc.	33,253	1,900,409
Dow, Inc.	33,233	1,459,926
DuPont de Nemours, Inc.	23,179	1,168,222
Eastman Chemical Co.	5,683	403,777
Ecolab, Inc.	11,473	1,656,931
FMC Corp.	5,829	616,125
International Flavors & Fragrances, Inc.	11,798	1,071,612
Linde PLC	23,062	6,217,285
LyondellBasell Industries NV, Class A	11,774	886,347
Mosaic Co. (The)	15,977	772,168
PPG Industries, Inc.	10,874	1,203,643
Sherwin-Williams Co. (The)	10,914	2,234,641
Total		24,717,351
Construction Materials 0.1%
Martin Marietta Materials, Inc.	2,886	929,552
Vulcan Materials Co.	6,150	969,916
Total		1,899,468
Common Stocks (continued)
Issuer	Shares	Value ($)
Containers & Packaging 0.3%
Amcor PLC	69,540	746,164
Avery Dennison Corp.	3,760	611,752
Ball Corp.	14,544	702,766
International Paper Co.	16,752	531,039
Packaging Corp. of America	4,338	487,114
Sealed Air Corp.	6,720	299,107
WestRock Co.	11,768	363,514
Total		3,741,456
Metals & Mining 0.3%
Freeport-McMoRan, Inc.	66,173	1,808,508
Newmont Corp.	36,727	1,543,636
Nucor Corp.	12,114	1,296,077
Total		4,648,221
Total Materials		35,006,496
Real Estate 2.8%
Equity Real Estate Investment Trusts (REITS) 2.7%
Alexandria Real Estate Equities, Inc.	6,871	963,246
American Tower Corp.	21,545	4,625,712
AvalonBay Communities, Inc.	6,471	1,191,894
Boston Properties, Inc.	6,600	494,802
Camden Property Trust	4,930	588,889
Crown Castle, Inc.	20,039	2,896,637
Digital Realty Trust, Inc.	13,300	1,319,094
Duke Realty Corp.	17,815	858,683
Equinix, Inc.	4,214	2,397,092
Equity Residential	15,664	1,052,934
Essex Property Trust, Inc.	3,014	730,081
Extra Space Storage, Inc.	6,197	1,070,284
Federal Realty Investment Trust	3,370	303,704
Healthpeak Properties, Inc.	24,969	572,289
Host Hotels & Resorts, Inc.	33,082	525,342
Invitation Homes, Inc.	26,832	906,117
Iron Mountain, Inc.	13,451	591,440
Kimco Realty Corp.	28,620	526,894
Mid-America Apartment Communities, Inc.	5,342	828,384
Prologis, Inc.	34,261	3,480,918
Public Storage	7,311	2,140,734

8	Columbia Variable Portfolio – Large Cap Index Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Large Cap Index Fund, September 30, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Realty Income Corp.	28,578	1,663,240
Regency Centers Corp.	7,127	383,789
SBA Communications Corp.	4,992	1,420,973
Simon Property Group, Inc.	15,148	1,359,533
UDR, Inc.	14,134	589,529
Ventas, Inc.	18,497	743,024
VICI Properties, Inc.	44,567	1,330,325
Vornado Realty Trust	7,454	172,635
Welltower, Inc.	21,442	1,379,149
Weyerhaeuser Co.	34,258	978,408
Total		38,085,775
Real Estate Management & Development 0.1%
CBRE Group, Inc., Class A(a)	14,862	1,003,333
Total Real Estate		39,089,108
Utilities 3.1%
Electric Utilities 2.0%
Alliant Energy Corp.	11,612	615,320
American Electric Power Co., Inc.	23,773	2,055,176
Constellation Energy Corp.	15,125	1,258,249
Duke Energy Corp.	35,630	3,314,303
Edison International	17,651	998,693
Entergy Corp.	9,413	947,230
Evergy, Inc.	10,621	630,887
Eversource Energy	16,032	1,249,855
Exelon Corp.	45,893	1,719,152
FirstEnergy Corp.	25,120	929,440
NextEra Energy, Inc.	90,920	7,129,037
NRG Energy, Inc.	10,881	416,416
PG&E Corp.(a)	74,451	930,637
Pinnacle West Capital Corp.	5,231	337,452
PPL Corp.	34,067	863,598
Southern Co. (The)	49,190	3,344,920
Xcel Energy, Inc.	25,312	1,619,968
Total		28,360,333
Common Stocks (continued)
Issuer	Shares	Value ($)
Gas Utilities 0.0%
Atmos Energy Corp.	6,473	659,275
Independent Power and Renewable Electricity Producers 0.1%
AES Corp. (The)	30,908	698,521
Multi-Utilities 0.9%
Ameren Corp.	11,956	963,056
CenterPoint Energy, Inc.	29,130	820,883
CMS Energy Corp.	13,429	782,105
Consolidated Edison, Inc.	16,408	1,407,150
Dominion Energy, Inc.	38,524	2,662,394
DTE Energy Co.	8,965	1,031,423
NiSource, Inc.	18,785	473,194
Public Service Enterprise Group, Inc.	23,085	1,298,070
Sempra Energy	14,545	2,180,877
WEC Energy Group, Inc.	14,597	1,305,410
Total		12,924,562
Water Utilities 0.1%
American Water Works Co., Inc.	8,412	1,094,906
Total Utilities		43,737,597
Total Common Stocks (Cost $970,734,730)		1,394,784,436

Money Market Funds 1.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.834%(b),(d)	16,913,684	16,905,227
Total Money Market Funds (Cost $16,905,310)		16,905,227
Total Investments in Securities (Cost: $987,640,040)		1,411,689,663
Other Assets & Liabilities, Net		(824,217)
Net Assets		1,410,865,446

At September 30, 2022, securities and/or cash totaling $1,445,572 were pledged as collateral.
Columbia Variable Portfolio – Large Cap Index Fund | Third Quarter Report 2022	9

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Large Cap Index Fund, September 30, 2022 (Unaudited)
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 Index E-mini	99	12/2022	USD	17,827,425	—	(1,902,643)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund.The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Ameriprise Financial, Inc.
	1,530,924	19,258	(4,512)	(284,660)	1,261,010	36,064	18,406	5,005
Columbia Short-Term Cash Fund, 2.834%
	20,253,872	68,369,686	(71,719,767)	1,436	16,905,227	(4,366)	124,990	16,913,684
Total	21,784,796			(283,224)	18,166,237	31,698	143,396

(c)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(d)	The rate shown is the seven-day current annualized yield at September 30, 2022.
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
10	Columbia Variable Portfolio – Large Cap Index Fund | Third Quarter Report 2022

[THIS PAGE INTENTIONALLY LEFT BLANK]

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT7014_12_A01_(11/22)